Dec. 03, 2021
CITY NATIONAL ROCHDALE CORPORATE BOND FUND

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX) CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Class N (RIMCX) CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Class N (RIMOX)

(each, a “Fund” and together, the “Funds”)

Supplement dated December 3, 2021, to the

Statutory Prospectus dated January 31, 2021,

as amended and restated October 15, 2021

Effective immediately, the “Principal Risks of Investing in the Fund” sections, beginning on (i) page 13 of the Statutory Prospectus with respect to the City National Rochdale Corporate Bond Fund; (ii) page 24 of the Statutory Prospectus with respect to the City National Rochdale Municipal High Income Fund; (iii) page 30 of the Statutory Prospectus with respect to the City National Rochdale Intermediate Fixed Income Fund; and (iv) page 41 of the Statutory Prospectus with respect to the City National Rochdale Fixed Income Opportunities Fund, are updated to add the following disclosure:

Privately Placed and Restricted Securities Risk – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “1933 Act”), may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market may also make it difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Effective immediately, the “Principal Risks of the Funds” section beginning on page 62 of the Statutory Prospectus is updated to add the following disclosure:

Privately Placed and Restricted Securities Risk (Corporate Bond Fund, Muni High Income Fund, Intermediate Fixed Income Fund, and Fixed Income Opportunities Fund) – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act, may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market, as well as the lack of publicly available information regarding such securities, may also make it difficult to determine the fair value of the securities for purposes of computing the Fund’s net asset value. There can be no assurance that such a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result. In addition, when registration of a security is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

City National Rochdale Fixed Income Opportunities Fund

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX) CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Class N (RIMCX) CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Class N (RIMOX)

(each, a “Fund” and together, the “Funds”)

Supplement dated December 3, 2021, to the

Statutory Prospectus dated January 31, 2021,

as amended and restated October 15, 2021

Effective immediately, the “Principal Risks of Investing in the Fund” sections, beginning on (i) page 13 of the Statutory Prospectus with respect to the City National Rochdale Corporate Bond Fund; (ii) page 24 of the Statutory Prospectus with respect to the City National Rochdale Municipal High Income Fund; (iii) page 30 of the Statutory Prospectus with respect to the City National Rochdale Intermediate Fixed Income Fund; and (iv) page 41 of the Statutory Prospectus with respect to the City National Rochdale Fixed Income Opportunities Fund, are updated to add the following disclosure:

Privately Placed and Restricted Securities Risk – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “1933 Act”), may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market may also make it difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Effective immediately, the “Principal Risks of the Funds” section beginning on page 62 of the Statutory Prospectus is updated to add the following disclosure:

Privately Placed and Restricted Securities Risk (Corporate Bond Fund, Muni High Income Fund, Intermediate Fixed Income Fund, and Fixed Income Opportunities Fund) – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act, may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market, as well as the lack of publicly available information regarding such securities, may also make it difficult to determine the fair value of the securities for purposes of computing the Fund’s net asset value. There can be no assurance that such a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result. In addition, when registration of a security is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

City National Rochdale Intermediate Fixed Income Fund

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX) CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Class N (RIMCX) CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Class N (RIMOX)

(each, a “Fund” and together, the “Funds”)

Supplement dated December 3, 2021, to the

Statutory Prospectus dated January 31, 2021,

as amended and restated October 15, 2021

Effective immediately, the “Principal Risks of Investing in the Fund” sections, beginning on (i) page 13 of the Statutory Prospectus with respect to the City National Rochdale Corporate Bond Fund; (ii) page 24 of the Statutory Prospectus with respect to the City National Rochdale Municipal High Income Fund; (iii) page 30 of the Statutory Prospectus with respect to the City National Rochdale Intermediate Fixed Income Fund; and (iv) page 41 of the Statutory Prospectus with respect to the City National Rochdale Fixed Income Opportunities Fund, are updated to add the following disclosure:

Privately Placed and Restricted Securities Risk – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “1933 Act”), may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market may also make it difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Effective immediately, the “Principal Risks of the Funds” section beginning on page 62 of the Statutory Prospectus is updated to add the following disclosure:

Privately Placed and Restricted Securities Risk (Corporate Bond Fund, Muni High Income Fund, Intermediate Fixed Income Fund, and Fixed Income Opportunities Fund) – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act, may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market, as well as the lack of publicly available information regarding such securities, may also make it difficult to determine the fair value of the securities for purposes of computing the Fund’s net asset value. There can be no assurance that such a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result. In addition, when registration of a security is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

City National Rochdale Municipal High Income Fund

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX) CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Class N (RIMCX) CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Class N (RIMOX)

(each, a “Fund” and together, the “Funds”)

Supplement dated December 3, 2021, to the

Statutory Prospectus dated January 31, 2021,

as amended and restated October 15, 2021

Effective immediately, the “Principal Risks of Investing in the Fund” sections, beginning on (i) page 13 of the Statutory Prospectus with respect to the City National Rochdale Corporate Bond Fund; (ii) page 24 of the Statutory Prospectus with respect to the City National Rochdale Municipal High Income Fund; (iii) page 30 of the Statutory Prospectus with respect to the City National Rochdale Intermediate Fixed Income Fund; and (iv) page 41 of the Statutory Prospectus with respect to the City National Rochdale Fixed Income Opportunities Fund, are updated to add the following disclosure:

Privately Placed and Restricted Securities Risk – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “1933 Act”), may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market may also make it difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value.

Effective immediately, the “Principal Risks of the Funds” section beginning on page 62 of the Statutory Prospectus is updated to add the following disclosure:

Privately Placed and Restricted Securities Risk (Corporate Bond Fund, Muni High Income Fund, Intermediate Fixed Income Fund, and Fixed Income Opportunities Fund) – Privately placed and restricted securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act, may be considered illiquid. Privately placed and restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. The absence of an active trading market, as well as the lack of publicly available information regarding such securities, may also make it difficult to determine the fair value of the securities for purposes of computing the Fund’s net asset value. There can be no assurance that such a security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result. In addition, when registration of a security is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time the Fund desires to sell (and therefore decides to seek registration of) the security, and the time the Fund may be permitted to sell the security under an effective registration statement.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.